Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of other current liabilities
	March 31,
	2021	2022
Advance from customers	537,002	531,526
Statutory liabilities	106,317	79,368
Other liabilities	100,113	58,075
Deferred Consideration	38,858	41,656
Total	782,290	710,625